AB BOND FUNDS ("Bond Funds")

- AB High Income Fund

- AB Tax-Aware Fixed Income Opportunities Portfolio

- AB Total Return Bond Portfolio

- AB Sustainable Thematic Credit Portfolio

AB CORPORATE SHARES ("Corporate Shares")

- AB Corporate Income Shares

- AB Impact Municipal Income Shares

- AB Taxable Multi-Sector Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO ("EMMA")

AB INFLATION STRATEGIES ("Inflation Strategies")

- AB Bond Inflation Strategy

SANFORD C. BERNSTEIN FUND, INC. ("Bernstein Funds")

- Short Duration Plus Portfolio

- Intermediate Duration Portfolio

SANFORD C. BERNSTEIN FUND II, INC. ("SCB II")

- Bernstein Intermediate Duration Institutional Portfolio

Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds."

Supplement dated October 6, 2021 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 28, 2021
Bond Funds	January 29, 2021 (May 3, 2021 for AB Sustainable Thematic Credit Portfolio)
Corporate Shares	August 31, 2021
EMMA	July 30, 2021
Inflation Strategies	January 29, 2021
SCB II	January 28, 2021

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The following replaces the chart under the heading "Portfolio Managers" in the Prospectuses and Summary Prospectuses for the following Funds.

AB High Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Christian DiClementi	Since October 2021	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2008	Senior Vice President of the Adviser
Fahd Malik	Since January 2021	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2005	Senior Vice President of the Adviser

 AB Tax-Aware Fixed Income Opportunities Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Terrance T. Hults	Since 2013	Senior Vice President of the Adviser
Matthew J. Norton	Since 2017	Senior Vice President of the Adviser
Andrew D. Potter	Since 2018	Vice President of the Adviser

AB Total Return Bond Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Janaki Rao	Since 2018	Senior Vice President of the Adviser

AB Sustainable Thematic Credit Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since May 2021	Senior Vice President of the Adviser
Salima Lamdouar	Since October 2021	Vice President of the Adviser
Tiffanie Wong	Since May 2021	Senior Vice President of the Adviser

AB Corporate Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Russell Wald	Since October 2021	Vice President of the Adviser
Tiffanie Wong	Since 2019	Senior Vice President of the Adviser

AB Impact Municipal Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Matthew J. Norton	Since 2017	Senior Vice President of the Adviser
Marc Uy	Since October 2021	Vice President of the Adviser

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 AB Taxable Multi-Sector Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2010	Senior Vice President of the Adviser
Janaki Rao	Since October 2021	Senior Vice President of the Adviser

EMMA

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Christian DiClementi	Since October 2021	Senior Vice President of the Adviser
Morgan C. Harting	Since 2011	Senior Vice President of the Adviser
Henry S. Mallari-D'Auria	Since 2011	Senior Vice President of the Adviser

AB Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Janaki Rao	Since 2018	Senior Vice President of the Adviser

Short Duration Plus Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

Intermediate Duration Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

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 Bernstein Intermediate Duration Institutional Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Janaki Rao	Since 2018	Senior Vice President of the Manager

* * * * *

The following replaces certain information under the heading "Management of the [Funds/Portfolios/Portfolio] - Portfolio Managers" in the Prospectuses with respect to the following Funds.

AB High Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB High Income Fund Global High Income Investment Team	Christian DiClementi; since October 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

	Gershon M. Distenfeld; since 2008; Senior Vice President of the Adviser, and Co-Head of Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

	Fahd Malik; since January 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

	Matthew S. Sheridan; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

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AB Tax-Aware Fixed Income Opportunities Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Tax-Aware Fixed Income Opportunities Portfolio Tax-Aware Investment Team	Terrance T. Hults; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

	Matthew J. Norton; since 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

	Andrew D. Potter; since 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

AB Total Return Bond Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Total Return Bond Portfolio U.S. Investment Grade Core Fixed Income Team	Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

	Janaki Rao; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

AB Sustainable Thematic Credit Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Gershon M. Distenfeld; since May 2021; Senior Vice President, Co-Head of Fixed Income, and Director of Credit of the Adviser	Senior Vice President, Co-Head of Fixed Income, and Director of Credit of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Salima Lamdouar; since October 2021; Vice President of the Adviser	Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2016.

Tiffanie Wong; since May 2021; Senior Vice President of the Adviser	Senior Vice President and Portfolio Manager of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2016.

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 AB Corporate Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Russell Wald; since October 2021; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

Tiffanie Wong; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity since prior to 2016.

AB Impact Municipal Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Matthew J. Norton; since 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

Marc Uy; since October 2021; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

AB Taxable Multi-Sector Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since 2010; Senior Vice President of the Adviser and Co-Head of Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

Janaki Rao; since October 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2016.

EMMA

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Christian DiClementi; since October 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Morgan C. Harting; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Henry S. Mallari-D'Auria; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

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AB Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

Janaki Rao; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2016.

Short Duration Plus Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016, and Director of Securitized Assets and U.S. Multi-Sector Fixed-Income.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Intermediate Duration Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	(See above)

Janaki Rao; since 2018; Senior Vice President of the Manager	(See above)

Bernstein Intermediate Duration Institutional Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2016. He is also the Director of Securitized Assets and U.S. Multi-Sector Fixed-Income.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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